Pension and Other Post-Retirement Plans - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2013
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated contributions in the next fiscal year		$ 2.9
Accumulated benefit obligation		115.0	$ 124.9
Underfunded status of plan		$ 10.5	$ 20.2
U.K. Plan
Defined Benefit Plan Disclosure [Line Items]
Decrease in benefit obligation due to plan amendment	$ 5.8
Maximum increase in pensionable earnings	2.00%
Funded percentage (less than 100%)				100.00%
Global return fund | U.K. Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		30.00%
Long lease property | U.K. Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		16.00%
Corporate bonds | U.K. Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		9.00%
Corporate bonds | Canadian Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		40.00%
U.K | Equity securities | U.K. Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		25.00%
Canada | Equity securities | Canadian Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		20.00%
Other foreign countries | Equity securities | U.K. Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		20.00%
Other foreign countries | Equity securities | Canadian Plan
Target allocations of plan assets
Target allocation in debt securities (as a percent)		40.00%